Share-Based Compensation Share-Based Compensation (Stock Option Activity) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Beginning Balance	11,167
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	2,034	2,162	2,422
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(1,555)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	(591)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Ending Balance	11,055	11,167
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 136.10
Granted (in USD per share)	164.48
Exercised (in USD per share)	107.36
Forfeited/expired (in USD per share)	165.37
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	143.88	$ 136.10
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price	119.78
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 166.64
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value	$ 177,780
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable	5,369
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	3 years 11 months 23 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Intrinsic Value	$ 177,780
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	5,403
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	8 years 2 months 8 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	$ 0
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	6 years 1 month 28 days